Other liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Miscellaneous liabilities [abstract]
Transactions in transit	€ 545	€ 498	€ 663
Accrued expenses and deferred income	7,084	6,309	6,909
Other	5,069	5,529	5,220
Other liabilities	€ 12,698	€ 12,336	€ 12,792